STOCKHOLDERS’ EQUITY (DEFICIT) (Details) - Stock Options [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Expected life (in years)	6 years	10 years	10 years	10 years
Expected volatility	222.80%	227.90%	228.78%
Expected volatility, minimum				224.42%
Expected volatility, maximum				236.78%
Average risk free interest rate	1.54%	1.77%	2.16%
Average risk free interest rate, minimum				1.69%
Average risk free interest rate, maximum				2.02%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Grant date fair value	$ .14	$ .16	$ 0.10	$ 0.31